Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,
	2025	2024
	U.S. Dollars (in thousands)
Components	73,110	65,845
Work in process	22,018	21,445
Finished products *	32,643	35,793

	127,771	123,083

*          includes systems at customer locations not yet sold, as of December 31, 2025 and 2024, in the amount of $12,305 and $12,447 respectively.

Schedule of presentation of Inventories
	December 31,
	2025	2024
	U.S. Dollars (in thousands)
Current assets	112,202	111,204
Non-current assets (A)	15,569	11,879

	127,771	123,083